Net Borrowings - Schedule of Borrowings (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	£ 181	£ 274	£ 280
Commercial paper	98
Bank and other loans	300	495
Credit support obligations	54	74
Fair value adjustment to borrowings		1
Borrowings due within one year	1,828	2,459
Bank and other loans	234	119
Fair value adjustment to borrowings	12	43
Borrowings due after one year	8,074	6,583
Total borrowings before derivative financial instruments	9,902	9,042	10,129
Fair value of foreign currency derivatives	(107)	(144)
Fair value of interest rate hedging instruments	15	2
Finance lease liabilities	155	183
Gross borrowings	9,965	9,083
Less: Cash and cash equivalents	(874)	(1,191)	£ (1,089)
Net borrowings	9,091	7,892
5.75% bonds due 2017 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued short term		962
1.125% bonds due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued short term		499
4.85% medium term notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued short term		154
1.125% bonds due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	444
Bonds issued long term		441
1.125% bonds due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	751
Bonds issued long term		745
4.828% bonds due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	508	508
Floating bonds due two thousand twenty [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	378
Three percentage bonds due two thousand twenty [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	378
0.00% bonds due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	685
2.875% bonds due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	755	766
8% bonds due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	226	229
2.625% bonds due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	1,020	1,035
Three point five percentage bonds due two thousand and twenty three [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	377
1.75% bonds due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	440	436
0.50% bonds due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	439
2.375% bonds due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	747	740
Three point eight seven five percentage bonds due two thousand and twenty eight [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	376
7.45% bonds due 2035 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	303	308
5.875% bonds due 2036 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	450	456
4.25% bonds due 2042 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	374	380
3.875% bonds due 2043 [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 372	£ 377